Non-Current Provisions - Summary of Movements in Non-current Provisions (Details) € in Millions	6 Months Ended
Jun. 30, 2021 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 7,219
Increases in provisions and other liabilities	288
Provisions utilized	(199)
Reversals of unutilized provisions	(89)
Transfers	(192)
Net interest related to employee benefits, and unwinding of discount	27
Currency translation differences	67
Actuarial gains and losses on defined-benefit plans	(328)
Ending balance	6,793
Provisions for pensions & other post-employment benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	3,497
Increases in provisions and other liabilities	107
Provisions utilized	(63)
Reversals of unutilized provisions	(4)
Transfers	(3)
Net interest related to employee benefits, and unwinding of discount	22
Currency translation differences	37
Actuarial gains and losses on defined-benefit plans	(328)
Ending balance	3,265
Provisions for other long-term benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	879
Increases in provisions and other liabilities	87
Provisions utilized	(74)
Reversals of unutilized provisions	(1)
Transfers	(2)
Net interest related to employee benefits, and unwinding of discount	1
Currency translation differences	13
Actuarial gains and losses on defined-benefit plans	0
Ending balance	903
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	868
Increases in provisions and other liabilities	4
Provisions utilized	(4)
Reversals of unutilized provisions	(1)
Transfers	(159)
Net interest related to employee benefits, and unwinding of discount	0
Currency translation differences	1
Actuarial gains and losses on defined-benefit plans	0
Ending balance	709
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,975
Increases in provisions and other liabilities	90
Provisions utilized	(58)
Reversals of unutilized provisions	(83)
Transfers	(28)
Net interest related to employee benefits, and unwinding of discount	4
Currency translation differences	16
Actuarial gains and losses on defined-benefit plans	0
Ending balance	€ 1,916